Commitments And Significant Contracts	3 Months Ended	12 Months Ended
	Jan. 31, 2012	Oct. 31, 2011
Commitments And Significant Contracts [Text Block]
11.	Commitments, Significant Contracts and Contingencies

On November 27, 2008, the Company entered into a Consulting Agreement with CAB Financial Services Ltd. for consulting services of CAB on a continuing basis for a consideration of US$8,000 per month plus GST.

On May 12, 2009 the Company entered into a consulting agreement with BKB Management Ltd. to act as the Chief Financial Officer and a Director for an initial period of six months for consideration of CAD $4,500 per month plus GST. This agreement replaces the September 1, 2008, Controller Agreement with CAB Financial Services Ltd. Subsequent to October 31, 2010, effective January 1, 2011, the consideration was increased to CAD$5,500 per month plus GST/HST.

On August 5, 2010 we entered into a three-month Management agreement with Tom Ihrke, whereby Mr. Ihrke will act as the Senior Vice-President, Business Development for the Company for consideration of $3,125 per month. On December 2, 2010, the Company entered into a month to month management agreement with Tom Ihrke, where by Mr. Ihrke will continue to act as the Senior Vice-President Business Development for the Company. On October 3, 2011 Mr. Ihrke and the Company amended the agreement whereby his title changed to Manager, Business Development. The Company will pay a monthly consulting fee of $3,125. Effective January 15, 2012, the consulting agreement has been decreased to $10 a month.

As of October 31, 2011, there is one pending lawsuit against the Company. While the ultimate outcome of this matter is not presently determinable, it is the opinion of our management that the resolution of this outstanding claim will not have a material adverse effect on our financial position or results of operations. As of January 31, 2012, the Company has not recorded any loss in terms of this lawsuit.

See also Note 6, 7, and 8.

10.	Commitments, Significant Contracts and Contingencies

On November 27, 2008, the Company entered into a Consulting Agreement with CAB Financial Services Ltd. for consulting services of CAB on a continuing basis for a consideration of US$8,000 per month plus GST.

On May 12, 2009 the Company entered into a consulting agreement with BKB Management Ltd. to act as the Chief Financial Officer and a Director for an initial period of six months for consideration of CAD $4,500 per month plus GST. This agreement replaces the September 1, 2008, Controller Agreement with CAB Financial Services Ltd. Subsequent to October 31, 2010, effective January 1, 2011, the consideration was increased to CAD$5,500 per month plus GST/HST.

On August 5, 2010 we entered into a three-month Management agreement with Tom Ihrke, whereby Mr. Ihrke will act as the Senior Vice-President, Business Development for the Company for consideration of $3,125 per month. On December 2, 2010, the Company entered into a month to month management agreement with Tom Ihrke, where by Mr. Ihrke will continue to act as the Senior Vice-President Business Development for the Company. On October 3, 2011 Mr. Ihrke and the Company amended the agreement whereby his title changed to Manager, Business Development. The Company will pay a monthly consulting fee of $3,125.

As of October 31, 2011, there is one pending lawsuit against the Company. While the ultimate outcome of this matter is not presently determinable, it is the opinion of our management that the resolution of this outstanding claim will not have a material adverse effect on our financial position or results of operations. As of October 31, 2011, the Company has not recorded any loss in terms of this lawsuit.

See also Note 5, 6, and 7.